COLLATERAL SECURITY FOR BORROWINGS (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Vessels
COLLATERAL SECURITY FOR BORROWINGS
Vessels provided as security	$ 1,856	$ 1,928	$ 1,711